Disposition of a subsidiary (Details) - Schedule of classes of assets and liabilities held for sale ¥ in Thousands, $ in Thousands	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)
Carrying amounts of major classes of assets held for sale:
Cash and cash equivalents	¥ 110,893	$ 16,097	¥ 2,476
Restricted cash			342,971
Short-term investments			13,000
Property and equipment, net	14,090	2,045	36,955
Total assets of disposal group	124,983	18,142	395,402
Carrying amounts of major classes of liabilities held for sale:
Accrued expenses and other current liabilities	1,715,531	249,024	855,445
Income taxes payable	39,116	5,678	48,216
Prepayments from customers	2,517,556	365,446	2,787,686
Amounts due to related parties			1,205
Short-term loans	464,343	67,404	498,574
Long-term loans, current portion	221,570	32,163	112,500
Long-term loans			135,000
Other non-current liabilities			45,727
Total liabilities of disposal group	¥ 4,958,116	$ 719,715	¥ 4,484,353